UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Springbok Capital Management, LLC

Address:   405 Park Avenue, 6th Floor
           New York, New York  10022


13F File Number:  028-12257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gavin Saitowitz
Title:  Managing Member
Phone:  212-415-6681


Signature, Place and Date of Signing:

/s/ Gavin Saitowitz             New York, NY               February 17, 2009
-----------------------    --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         1

Form 13F Information Table Value Total:      $803
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.      Form 13F File Number        Name
---       --------------------        ---------------------------------
1         028-12256                   Springbok Capital Master Fund, LP

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

                                                     FORM 13F INFORMATION TABLE


 COLUMN 1           COLUMN 2    COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6        COLUMN 7          COLUMN 8

                    TITLE OF                VALUE       SHRS OR    SH/ PUT/    INVESTMENT        OTHR         VOTING AUTHORITY
NAME OF ISSUER      CLASS       CUSIP       (X$1000)    PRN AMT    PRN CALL    DISCRETION        MGRS      SOLE    SHARED    NONE
--------------      -----       -----       --------    -------    --- ----    ----------        ----      ----    ------    ----
MCG CAPITAL CORP    COM         58047P107   803         1,130,663  SH          SHARED-DEFINED    1                 1,130,663







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